Other Current assets (Tables)	6 Months Ended
Jun. 30, 2015
Other Assets [Abstract]
Other Current Assets
	December 31, 2014	June 30, 2015
Inventories	$20,304	$12,027
Deferred operating expenses	66,169	-
Prepayments and advances	28,071	5,202
Insurance claims (Note 14)	7,201	1,596
Other	3,719	162
	$125,464	$18,987